Rockefeller New York Municipal Bond ETF

Schedule of Investments

April 30, 2025 (Unaudited)

MUNICIPAL BONDS & NOTES - 110.5%	Interest Rate	Maturity Date	Principal Amount	Value
New York - 107.3%
Buffalo & Erie County Industrial Land Development Corp., Call 07/01/25(a)	5.00%	07/01/40	15,000	$14,338
Buffalo & Erie County Industrial Land Development Corp., Call 08/01/27(a)	5.00%	08/01/52	75,000	70,131
Build NYC Resource Corp., Call 06/22/25(a)(b)	5.88%	07/01/38	110,000	98,863
Build NYC Resource Corp., Call 06/22/25(a)	5.00%	06/01/43	50,000	50,007
Build NYC Resource Corp., Call 08/01/27(a)(b)	3.63%	08/01/42	65,000	50,950
Build NYC Resource Corp., Call 06/01/30(a)(b)(f)	5.75%	06/01/62	200,000	194,988
Build NYC Resource Corp., Call 07/01/32(a)	5.00%	07/01/42	50,000	50,495
Chautauqua Tobacco Asset Securitization Corp., Call 06/22/25(a)(b)	5.00%	06/01/48	50,000	45,179
City of New York NY, GO, Call 08/01/35(a)	5.25%	02/01/48	500,000	531,556
Clinton County Capital Resource Corp., Call 07/01/34(a)(b)(f)	5.00%	07/01/46	200,000	196,597
Dobbs Ferry Local Development Corp., Call 06/22/25(a)	5.00%	07/01/39	100,000	97,791
Dutchess County Local Development Corp., Call 07/01/26	5.00%	07/01/32	145,000	146,708
Empire State Development Corp., Call 05/22/25, Put 05/29/25(a)(c)	3.45%	03/15/33	150,000	150,000
Erie Tobacco Asset Securitization Corp., Call 06/22/25(b)	5.00%	06/01/45	100,000	88,306
Hempstead Town Local Development Corp., Call 06/22/25	5.00%	10/01/35	25,000	25,020
Hempstead Town Local Development Corp., Call 06/22/25(a)	5.00%	09/01/43	85,000	84,210
Hempstead Town Local Development Corp., Call 06/22/25(a)	5.00%	07/01/44	100,000	100,117
Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34	5.00%	11/15/50	200,000	207,055
Metropolitan Transportation Authority, Call 05/15/25(a)	5.00%	11/15/45	100,000	100,059
Metropolitan Transportation Authority, Call 06/02/25, Put 05/22/25(c)	2.55%	11/15/50	100,000	100,000
Metropolitan Transportation Authority, Call 05/15/26(a)	5.25%	11/15/56	450,000	450,857
Metropolitan Transportation Authority, Call 05/15/35(a)	5.25%	11/15/55	200,000	207,629
Monroe County Industrial Development Corp., Call 07/01/25(a)	5.00%	07/01/37	115,000	115,110
Monroe County Industrial Development Corp., Call 07/01/34(a)(f)	5.00%	07/01/59	140,000	120,521
Monroe County Industrial Development Corp., Call 07/01/34(a)(f)	5.00%	07/01/54	110,000	96,170
MTA Hudson Rail Yards Trust Obligations, Call 06/12/25	5.00%	11/15/56	200,000	198,827
MTA Hudson Rail Yards Trust Obligations, Call 06/12/25	5.00%	11/15/51	60,000	59,996
Nassau County Industrial Development Agency, Call 06/02/25, Put 05/22/25(a)(b)(c)	2.50%	01/01/42	575,000	575,000
Nassau County Tobacco Settlement Corp., Call 06/07/25(a)(b)(c)	5.13%	06/01/46	100,000	$84,880
New York City Health and Hospitals Corp., Call 05/22/25, Put 05/29/25(a)(c)	2.80%	02/15/31	450,000	450,000
New York City Housing Development Corp, Call 05/01/33(a)	5.20%	11/01/50	400,000	407,381
New York City Housing Development Corp., HUD SEC 8, Call 08/01/32	4.50%	08/01/54	120,000	116,626
New York City Housing Development Corp., Call 11/01/32(a)	5.00%	11/01/59	200,000	198,465

New York City Municipal Water Finance Authority, Call 05/22/25, Put 05/22/25(c)	2.50%	06/15/43	150,000	150,000
New York City Municipal Water Finance Authority, Call 12/15/34	5.25%	06/15/53	260,000	274,508
New York City Transitional Finance Authority, SAW,Call 06/22/25(a)	5.00%	07/15/43	250,000	250,004
New York City Transitional Finance Authority, Call 05/22/25, Put 05/22/25(a)(c)	2.50%	11/01/54	450,000	450,000
New York City Transitional Finance Authority, Call 05/22/25, Put 05/22/25(a)(c)	2.50%	05/01/47	100,000	100,000
New York City Transitional Finance Authority, Call 05/22/25, Put 05/22/25(a)(c)	2.50%	02/01/45	275,000	275,000
New York City Transitional Finance Authority, SAW, Call 07/15/25	5.00%	07/15/36	30,000	30,030
New York Convention Center Development Corp., Call 11/15/25(a)	5.00%	11/15/45	220,000	218,240
New York Counties Tobacco Trust IV, Call 06/07/25(b)	5.00%	06/01/45	5,000	4,326
New York Counties Tobacco Trust IV, Call 06/07/25(b)	5.00%	06/01/42	20,000	17,830
New York Counties Tobacco Trust IV, Call 06/07/25(b)	5.00%	06/01/38	25,000	23,204
New York Counties Tobacco Trust VI, Call 06/01/26(b)	3.75%	06/01/45	140,000	104,982
New York Mortgage Agency, SONYMA, Call 10/01/32(a)	4.60%	10/01/54	100,000	97,215
New York State Dormitory Authority, Call 02/15/30(a)	4.00%	02/15/47	250,000	230,200
New York State Dormitory Authority, Call 03/15/35(a)	5.00%	03/15/54	150,000	155,229
New York State Dormitory Authority, Call 07/01/35	5.25%	07/01/54	500,000	523,355
New York State Housing Finance Agency, SONYMA HUD SEC 8, Call 05/01/32(a)	4.65%	11/01/48	200,000	197,861
New York Transportation Development Corp., AGM-CR, Call 06/22/25(a)	5.00%	07/01/46	50,000	49,998
New York Transportation Development Corp., Call 10/01/30(a)	5.00%	10/01/40	100,000	99,500
New York Transportation Development Corp., Call 12/01/30	4.00%	12/01/42	200,000	176,053
New York Transportation Development Corp., Call 06/30/31(a)	6.00%	06/30/54	100,000	104,879
New York Transportation Development Corp., Call 06/30/33(a)	5.50%	06/30/60	500,000	506,942
New York Transportation Development Corp., Call 06/22/25(a)	5.25%	01/01/50	30,000	29,752
New York Transportation Development Corp., Call 06/22/25(a)	5.00%	07/01/41	145,000	145,012
New York Transportation Development Corp., Call 10/01/30(a)(b)	4.38%	10/01/45	50,000	45,314
New York Transportation Development Corp., Call 12/31/34(a)	5.50%	12/31/60	300,000	304,760
New York Transportation Development Corp., AGC, Call 12/31/34(b)	5.25%	12/31/54	75,000	76,206
New York Transportation Development Corp., AGC, Call 12/31/44(a)(e)	0.00%	12/31/54	200,000	122,808
Oneida County Local Development Corp., Call 07/01/29(a)(b)	3.00%	07/01/44	25,000	15,509
Onondaga Civic Development Corp., Call 07/01/25(a)	5.00%	07/01/45	40,000	38,686
Onondaga Civic Development Corp., Call 06/01/35(a)	5.50%	12/01/56	600,000	644,296
Port Authority of New York & New Jersey, Call 08/01/32(a)	5.50%	08/01/52	100,000	103,632
Port Authority of New York & New Jersey, Call 01/15/33(a)	5.00%	01/15/52	400,000	399,534
Port Authority of New York & New Jersey, Call 01/15/35(a)	5.00%	01/15/50	500,000	516,640
Triborough Bridge & Tunnel Authority, Call 05/22/25, Put 05/22/25(a)(c)	2.50%	01/01/33	155,000	155,000
Triborough Bridge & Tunnel Authority, Call 06/01/35(a)	5.25%	12/01/54	400,000	420,211
Trust for Cultural Resources of The City of New York, Call 06/02/25, Put 05/29/25(a)(c)	3.55%	07/01/32	450,000	450,000
				12,990,548

Puerto Rico - 3.2%
Children’s Trust Fund, Call 06/22/25(b)	5.63%	05/15/43	10,000	10,124

Children’s Trust Fund, Call 06/22/25(b)	5.50%	05/15/39	35,000	35,184
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(a)(b)	4.78%	07/01/58	200,000	184,617
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(a)(b)	4.54%	07/01/53	12,000	10,540
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(a)(d)	0.00%	07/01/51	625,000	148,380
				388,845

TOTAL MUNICIPAL BONDS & NOTES (Cost $13,441,469)				13,379,393

TOTAL INVESTMENTS - 110.5% (Cost $13,441,469)				$13,379,393
Liabilities in Excess of Other Assets - (10.5)%				(1,275,394)
TOTAL NET ASSETS - 100.0%				$12,103,999

Percentages are stated as a percent of net assets.

AGC – Assured Guaranty Corp
AGM – Assured Guaranty Municipal
AGM-CR – AGM Insured Custodial Receipt
GO - General Obligations
SAW – State Aid Withholding
SONYMA – State of New York Mortgage Agency

(a)	Sinkable security.
(b)	Fixed coupon bond issued at a discount.
(c)	Adjustable rate security. Rate disclosed is as of April 30, 2025.
(d)	Zero coupon bond issued at a discount.
(e)	Interest appreciation bond issued at a discount.
(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.